VOYA EQUITY TRUST

Voya Large Cap Value Fund

(“Fund”)

Supplement dated January 30, 2015

To the Fund’s Class A, Class B, Class C, Class I,

Class O, Class R and Class W Prospectus and Class R6 Prospectus

each dated September 30, 2014

(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Fund’s Prospectuses are hereby revised as follows:

1.	The following paragraph is added to the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses:

The Fund may invest in real estate securities including real estate investment trusts.

2.	The following risk is added to the section entitled “Principal Risks” of the Fund’s Prospectuses:

Real Estate Companies and Real Estate Investment Trusts (“REITs”). Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.